Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments And Joint Ventures [Abstract]
Schedule of Long-Term Investments

The Group's long-term investments consist of:

	As of December 31,
	2020	2021
	RMB	RMB
Equity-method investments:
Qingdao Qingle Venture Capital Partnership (“Qingle”)	12,000	30,002
Nantong Wanwuchuangxin Venture Capital Partnership (“Wanwuchuangxin”)	—	28,951
Jinsong (Shanghai) Network Information Technology CO. Ltd (“Jinsong”)	—	22,803
Other investments	1,349	14,416
Equity securities without readily determinable fair values:
Jinsong (Shanghai) Network Information Technology CO. Ltd (“Jinsong”)	36,800	63,430
AiFenLei Global Co., Ltd. (“AiFenLei”)	—	—
Other equity securities without readily determinable fair values	46,213	29,713
Investments at fair value:
China Dynamic Fund I SP	—	52,212
Total	96,362	241,527